Note 10 - Commitments (Details) - Future Minimum Lease Payments under Non-cancellable Operating Leases (USD $)	Dec. 31, 2013
Future Minimum Lease Payments under Non-cancellable Operating Leases [Abstract]
2014	$ 140,583
2015	62,638
Total minium payments	$ 203,221